Property and Equipment, Net (Details)	6 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 1,433	$ 11,229	$ 4,351